First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interests
Cash dividends										$ 21.5	$ 5.1	$ 6.7	$ 0.2	$ 14.9
Unrealized gains (losses) on securities
Beginning Balance					0.9				0.1	1.1	0.9	0.9	0.1	(27.4)
Pretax Gain (Loss) Amount												0.3	1.3	44.0
Tax (Benefit) Expense												0.1	0.5	16.5
Net-of-Tax Amount	0.1		(0.8)							1.0	(0.2)	0.2	0.8	27.5
Ending Balance		1.1				0.9						1.1	0.9	0.1
Unrealized gains (losses) on hedging activities
Beginning Balance					(72.2)				(171.8)		(72.2)	(72.2)	(171.8)	(242.1)
Pretax Gain (Loss) Amount												114.9	158.6	115.2
Tax (Benefit) Expense												42.7	59.0	44.9
Net-of-Tax Amount			23.8								72.1	72.2	99.6	70.3
Ending Balance						(72.2)							(72.2)	(171.8)
Foreign currency translation adjustment
Beginning Balance					(438.3)				(400.3)	(425.9)	(438.3)	(438.3)	(400.3)	(318.8)
Pretax Gain (Loss) Amount												28.4	(79.0)	(65.5)
Tax (Benefit) Expense												16.0	(41.0)	16.0
Net-of-Tax Amount												12.4	(38.0)	(81.5)
Ending Balance		(425.9)				(438.3)						(425.9)	(438.3)	(400.3)
Net-of-Tax Amount												3.3	6.9	3.1
Pension liability adjustments
Total unrecognized gain/(loss) included in other comprehensive income at the beginning of period					(88.8)				(64.9)	(127.4)	(88.8)	(88.8)	(64.9)	(93.4)
Pretax Gain (Loss) Amount												(61.8)	(38.8)	44.9
Tax (Benefit) Expense												(23.2)	(14.9)	16.4
Net-of-Tax Amount	1.2		(0.3)							3.5	0.7	(38.6)	(23.9)	28.5
Total unrecognized gain/(loss) included in other comprehensive income at end of period		(127.4)				(88.8)						(127.4)	(88.8)	(64.9)
Other comprehensive income
Accumulated loss included in other comprehensive income (loss) at beginning of the period					(598.4)				(636.9)	(552.2)	(598.4)	(598.4)	(636.9)	(681.7)
Pretax Gain (Loss) Amount												81.8	42.1	138.6
Tax (Benefit) Expense												35.6	3.6	93.8
Total other comprehensive income, net of tax												46.2	38.5	44.8
Accumulated loss included in other comprehensive income (loss) at end of the period	(616.4)	(552.2)				(598.4)				(616.4)		(552.2)	(598.4)	(636.9)
Effects of changes in the entity's ownership interest
Net loss attributable to FDC	(219.5)	(179.0)	(212.0)	(157.4)	(152.5)	(69.3)	(53.9)	(175.8)	(217.1)	(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
Transfers from noncontrolling interests:
Decrease in FDC's paid-in capital for loss recognized from purchase of noncontrolling interest, including tax effect												(46.1)		(7.5)
Change in net loss attributable to FDC and transfers from noncontrolling interests												(747.0)	(516.1)	(1,029.3)
Redeemable noncontrolling interest activity
Balance at the beginning of the period		66.6			67.4				28.1	67.4	67.4	67.4	28.1
Distributions										(26.0)	(27.4)	(36.0)	(31.2)
Share of income										24.6	26.6	36.0	32.0
Adjustments to redemption value of redeemable noncontrolling interest										(2.0)			38.6	7.0
Other										(0.1)			(0.1)
Balance at the end of the period	$ 67.9	$ 67.4	$ 66.6			$ 67.4				$ 67.9	$ 66.6	$ 67.4	$ 67.4	$ 28.1